OTHER OPERATING (LOSSES) GAINS - Summary of Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Gain (loss) on cancellation of newbuilding contracts	$ 0	$ (2,772)	$ 30,756
Gain (loss) on sale of newbuilding contracts	0	0	78,167
Gain (loss) on lease termination	2,379	89	0
Gain (loss) on pool arrangements	2
Other operating (losses) gains	$ 2,381	$ (2,683)	$ 108,923